Annual Fund Operating Expenses - Pro-Blend(R) Moderate Term Series	Mar. 01, 2021
CLASS L
Operating Expenses:
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.77%
Fee Waiver or Reimbursement	none	[1]
Net Expenses (as a percentage of Assets)	1.77%
CLASS Z
Operating Expenses:
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.13%	[2]
Expenses (as a percentage of Assets)	0.73%
Fee Waiver or Reimbursement	(0.03%)	[1]
Net Expenses (as a percentage of Assets)	0.70%
CLASS R
Operating Expenses:
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.36%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	1.35%
CLASS S
Operating Expenses:
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	1.07%
Fee Waiver or Reimbursement	none	[1]
Net Expenses (as a percentage of Assets)	1.07%
CLASS I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.85%
CLASS W
Operating Expenses:
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.73%
Fee Waiver or Reimbursement	(0.63%)	[1]
Net Expenses (as a percentage of Assets)	0.10%

[1]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to waive the management fee for the Class W shares. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of Distribution and Service (12b-1) Fees and waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.85% of the average daily net assets of the Class S, Class I, Class R, and Class L shares, 0.70% of the average daily net assets of the Class Z shares, and 0.10% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the Series through its investments in other investment companies. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.
[2]	Other expenses are based on estimated amounts for the current fiscal year.